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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

   /s/ David M. Rasiel                          New York, New York                   July 24, 2007
--------------------------------------      --------------------------        -----------------------
             [Signature]                          [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                     ------------------

Form 13F Information Table Entry Total:                             36
                                                     ------------------

Form 13F Information Table Value Total:                     $1,631,388
                                                     ------------------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         --------          -------------------------          ------------------

         None.

                                                                          RR Partners LP
                                                                    Form 13F Information Table
                                                                    Quarter ended June 30, 2007


                                                                               INVESTMENT DISCRETION         VOTING AUTHORITY
                                                FAIR MARKET  SHARES OR
                          TITLE         CUSIP      VALUE     PRINCIPAL SH/ PUT/      SHARED SHARED  OTHER
ISSUER                   OF CLASS       NUMBER (IN THOUSANDS)  AMOUNT  PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ARROW ELECTRS INC          COM        042735100    $9,619      250,300  SH      SOLE                       250,300
------------------------------------------------------------------------------------------------------------------------------------

AVERY DENNISON CORP        COM        053611109    $32,715     492,100  SH      SOLE                       492,100
------------------------------------------------------------------------------------------------------------------------------------

AVNET INC                  COM        053807103    $13,854     349,500  SH      SOLE                       349,500
------------------------------------------------------------------------------------------------------------------------------------

BJ SVCS CO                 COM        055482103    $12,229     430,000  SH      SOLE                       430,000
------------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC            CL A       093679108     $418        97,096  SH      SOLE                        97,096
------------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC            CL B       093679207    $2,452      627,096  SH      SOLE                       627,096
------------------------------------------------------------------------------------------------------------------------------------

BROADRIDGE FINL SOLUTIONS  COM        11133T103    $83,575   4,371,100  SH      SOLE                     4,371,100
------------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD HOMES CORP      COM        112723101    $11,196     384,873  SH      SOLE                       384,873
------------------------------------------------------------------------------------------------------------------------------------

DOLLAR TREE STORES INC     COM        256747106    $16,640     382,100  SH      SOLE                       382,100
------------------------------------------------------------------------------------------------------------------------------------

EMMIS COMMUNICATIONS CORP  CL A       291525103     $4,477     486,100  SH      SOLE                       486,100
------------------------------------------------------------------------------------------------------------------------------------

FASTENAL CO                COM        311900104    $82,565   1,972,400  SH      SOLE                     1,972,400
------------------------------------------------------------------------------------------------------------------------------------

FIRSTENERGY CORP           COM        337932107    $26,229     405,200  SH      SOLE                       405,200
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------

FISERV INC                 COM        337738108    $63,025   1,109,600  SH      SOLE                     1,109,600
------------------------------------------------------------------------------------------------------------------------------------

IDEARC INC                 COM        451663108    $12,055     341,200  SH      SOLE                       341,200
------------------------------------------------------------------------------------------------------------------------------------

INTEGRATED DEVICE
TECHNOLOGY                 COM        458118106    $7,579      496,300  SH      SOLE                       496,300
------------------------------------------------------------------------------------------------------------------------------------

INTEL CORP                 COM        458140100    $14,244     600,000  SH      SOLE                       600,000
------------------------------------------------------------------------------------------------------------------------------------

JOHNSON CTLS INC           COM        478366107    $43,506     375,800  SH      SOLE                       375,800
------------------------------------------------------------------------------------------------------------------------------------

LABORATORY CORP OF AMER
HOLDGS                     COM        50540R409    $19,048     243,400  SH      SOLE                       243,400
------------------------------------------------------------------------------------------------------------------------------------

LAMAR ADVERTISING CO       CL A       512815101    $28,807     459,000  SH      SOLE                       459,000
------------------------------------------------------------------------------------------------------------------------------------

LOCKHEED MARTIN CORP       COM        539830109   $191,649   2,036,000  SH      SOLE                     2,036,000
------------------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUTIONS INC COM        58405U102    $26,423     338,800  SH      SOLE                       338,800
------------------------------------------------------------------------------------------------------------------------------------

MENS WEARHOUSE INC         COM        587118100    $89,853   1,759,400  SH      SOLE                     1,759,400
------------------------------------------------------------------------------------------------------------------------------------
                           CL A
MI DEVELOPMENT             SUB VTG    55304X104    $5,428      148,950  SH      SOLE                       148,950
------------------------------------------------------------------------------------------------------------------------------------
                           SPONSORED
NOKIA CORP                 ADR        654902204    $7,028      250,000  SH      SOLE                       250,000
------------------------------------------------------------------------------------------------------------------------------------

ORACLE CORP                COM        68389X105    $81,797   4,150,000  SH      SOLE                     4,150,000
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
PARKER HANN                COM        701094104    $72,336     738,800  SH      SOLE                       738,800
------------------------------------------------------------------------------------------------------------------------------------

PIONEER NAT RES CO         COM        723787107    $33,474     687,200  SH      SOLE                       687,200
------------------------------------------------------------------------------------------------------------------------------------

SMITH INTL INC             COM        832110100   $201,417   3,434,800  SH      SOLE                     3,434,800
------------------------------------------------------------------------------------------------------------------------------------

SONIC CORP                 COM        835451105    $36,228   1,637,800  SH      SOLE                     1,637,800
------------------------------------------------------------------------------------------------------------------------------------

STRAYER ED INC             COM        863236105    $47,942     364,000  SH      SOLE                       364,000
------------------------------------------------------------------------------------------------------------------------------------

STRYKER CORP               COM        863667101    $62,175     985,500  SH      SOLE                       985,500
------------------------------------------------------------------------------------------------------------------------------------

THOMAS & BETTS CORP        COM        884315102    $37,944     654,200  SH      SOLE                       654,200
------------------------------------------------------------------------------------------------------------------------------------

TRAVELERS COS INC          COM        89417E109    $23,540     440,000  SH      SOLE                       440,000
------------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP INC     COM        91324P102    $16,109     315,000  SH      SOLE                       315,000
------------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC              COM        94973V107   $199,004   2,492,844  SH      SOLE                     2,492,844
------------------------------------------------------------------------------------------------------------------------------------

YRC WORLDWIDE INC          COM        984249102    $14,808     402,400  SH      SOLE                       402,400
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                          $1,631,388
(in thousands)


